Significant accounting policies, judgments and estimation uncertainty - Investment in film and television programs (Details)	Jun. 30, 2019
Bottom of range
Disclosure Of Detailed Information About Investment In Firm and Television Programs [Line Items]
Declining balance method, amortization range rate, initial delivery	40.00%
Declining balance method, amortization range rate, after initial delivery	10.00%
Top of range
Disclosure Of Detailed Information About Investment In Firm and Television Programs [Line Items]
Declining balance method, amortization range rate, initial delivery	100.00%
Declining balance method, amortization range rate, after initial delivery	30.00%